Ordinary Shares (Details)	1 Months Ended
	Jun. 30, 2019 shares	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Jun. 30, 2018 shares	Nov. 30, 2017 Vote shares	Oct. 31, 2017 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Sep. 25, 2017 $ / shares shares	Jun. 01, 2017 $ / shares shares
Class of Stock
Ordinary shares, shares authorized (in shares)											1,000,000,000
Ordinary shares issued (in shares)							430,463,797	428,063,797			1
Ordinary shares, shares outstanding (in shares)						345,541,350	422,683,735	415,246,557			1
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001			$ 0.0001
Shares issued during period new issues						345,541,350
Predecessor
Class of Stock
Ordinary shares issued (in shares)										345,541,350
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001
Class A ordinary shares
Class of Stock
Ordinary shares issued (in shares)							333,992,002	325,592,002
Ordinary shares, shares outstanding (in shares)							326,211,940	312,774,762
Shares issued during period new issues	2,400,000	8,000,000
Number of votes per share | Vote					1
Conversion basis (as a percent)					5.00%
Shares converted			243,069,555
Class A ordinary shares | Databook
Class of Stock
Shares issued during period new issues				5,772,447
Class A ordinary shares | IPO
Class of Stock
Shares issued during period new issues					68,750,000
Class B ordinary shares
Class of Stock
Ordinary shares issued (in shares)			102,471,795				96,471,795	102,471,795
Ordinary shares, shares outstanding (in shares)							96,471,795	102,471,795
Number of votes per share | Vote					10
Class B ordinary shares | Mr. Chenchao Zhuang
Class of Stock
Ordinary shares issued (in shares)					27,100,830
Class B ordinary shares | Predecessor
Class of Stock
Ordinary shares, shares outstanding (in shares)									345,541,350
Class B ordinary Shares one
Class of Stock
Number of shares redesignated	6,000,000